NOTES PAYABLE	12 Months Ended
Sep. 30, 2013
Notes Payable
NOTE 6. NOTES PAYABLE

The Company and its subsidiaries repaid $33,565, repaid $15,607 and issued $1,908 in promissory notes, net of repayments during the years ended September 30, 2013, 2012 and 2011 respectively. The newly issued and existing promissory notes bear interest at rates of 8% - 12% per annum and are repayable on or before the first anniversary date of issuance. Included in Promissory Notes payable is $75,285 in Notes Payable including accrued interest of $29,437 to Michael Lee – CEO at September 30, 2013.

(As at September 30, 2012 Notes Payable plus accrued interest of $24,831 owing to Mr. Lee totaled $76,194. As at September 30, 2011 Notes Payable plus accrued interest of $17,509 owing to Mr. Lee totaled $65,687.). See also Related Party Transactions Note 14.

September 30,	2013	2012	2011
Promissory Notes Issued and outstanding, net of repayments and conversions:	$597,827	$699,126	654,305
Interest accrued	343,789	296,786	202,604
Promissory Notes Payable	$941,616	$995,912	856,909